General information and significant accounting polices (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense [Table Text Block]

2017	$5.1
2018	4.9
2019	4.6
2020	4.0
2021	1.1
Total	19.7